Movement of Uncertain Tax Positions (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Unrecognized Tax Benefits [Line Items]
Unrecognized tax benefit, beginning balance	$ 1,451,897	$ 1,594,597	$ 1,364,122
Gross increases-accrued interest in current period	168,926	169,389	168,926
Settlements
Reverse due to lapse of statue of limitation		(322,378)
Exchange rate translation	29,576	10,289	61,549
Unrecognized tax benefit, ending balance	$ 1,650,399	$ 1,451,897	$ 1,594,597